Financial risk management - Changes In Fair Value Of Financial Assets Based On Significant Unobservable Inputs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure of fair value measurement of assets [line items]
Opening balance	¥ 1,969,898
Investment income credited to profit or loss (Note 9)	204
Closing balance	1,517,619	$ 238,148	¥ 1,969,898
Level 3 | Wealth Management Products
Disclosure of fair value measurement of assets [line items]
Opening balance	130,002		122,224	¥ 38,597
Additions	1,650,355		1,628,558	479,100
Exchange differences	(1,666)		(326)
Gain/(loss) recognized in other income and gains - net (Note 9)	(5,867)		4,652	947
Redemption	(1,628,463)		(1,625,106)	(396,420)
Closing balance	144,361		130,002	¥ 122,224
Level 3 | Other Investments
Disclosure of fair value measurement of assets [line items]
Opening balance	19,609
Additions	28,895		19,000
Exchange differences	(392)
Fair value change recognized in profit or loss (Note 9)	1,668		609
Closing balance	¥ 49,780		¥ 19,609